Basis of Presentation of the Consolidated Financial Statements - Telecommunication Towers Transaction Breakdown (Details) - EUR (€) € in Millions	2 Months Ended	12 Months Ended
	Aug. 02, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Translation differences		€ (2,751)	€ (3,665)	€ (2,340)
Result of the transaction: gain		11,008	67	677
Result attributable to non-controlling shareholders		(2,580)	(375)	(522)
Income tax		(1,378)	(626)	(1,054)
Result attributable to equity holders of the parent		€ 8,137	€ 1,582	€ 1,142
Europe and Latin America towers division | Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Selling price	€ 7,865
Less: carrying amount of net assets and transaction costs	1,729
Result before reclassification of translation differences	6,136
Translation differences	(37)
Result of the transaction: gain	6,099
Result attributable to non-controlling shareholders	(2,246)
Income tax	(162)
Result attributable to equity holders of the parent	€ 3,691